UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4474

Name of Registrant:	Vanguard California Tax-Free Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2005

Item 1:	Schedule of Investments

Vanguard California Intermediate-Term Tax-Exempt Fund
Schedule of Investments
February 28, 2005
	Coupon	Maturity Date		Face Amount ($000)	Market Value ($000)

MUNICIPAL BONDS (103.3%)

ABAG Finance Auth. for Non-Profit Corp. California
(Children's Hosp. Medical Center) COP	6.000%	12/1/2015	(2)	$ 9,180	$ 10,389
Alameda CA Corridor Transp. Auth. Rev	5.125%	10/1/2014	(1)	10,150	11,075
Alameda County CA (Medical Center) COP	5.250%	6/1/2008	(1)(ETM)	1,965	2,123
Alameda County CA (Medical Center) COP	5.250%	6/1/2009	(1)(ETM)	2,910	3,148
Alameda County CA (Medical Center) COP	5.250%	6/1/2012	(1)(ETM)	1,595	1,746
Alameda County CA (Medical Center) COP	5.250%	6/1/2013	(1)(ETM)	1,785	1,954
Alameda County CA (Medical Center) COP	5.375%	6/1/2014	(1)(ETM)	1,880	2,067
Alameda County CA (Medical Center) COP	5.375%	6/1/2015	(1)(ETM)	3,960	4,344
Alameda County CA COP	5.375%	12/1/2010	(1)	2,000	2,230
Alameda County CA COP	5.375%	12/1/2012	(1)	11,000	12,322
Alameda County CA COP	5.375%	12/1/2013	(1)	13,930	15,643
Alameda County CA COP	5.375%	12/1/2014	(1)	4,790	5,388
Alameda County CA COP	5.375%	12/1/2015	(1)	1,500	1,672
Anaheim CA Public Finance Auth. Electric System Rev	5.250%	10/1/2014	(4)	2,330	2,595
Anaheim CA Public Finance Auth. Electric System Rev	5.000%	10/1/2015	(4)	4,010	4,321
Anaheim CA Public Finance Auth. Electric System Rev	5.000%	10/1/2016	(4)	5,000	5,365
Anaheim CA Public Finance Auth. Electric System Rev	5.000%	10/1/2016	(1)	1,915	2,070
Anaheim CA Public Finance Auth. Electric System Rev	5.250%	10/1/2017	(4)	2,750	3,037
Anaheim CA Union High School Dist. GO	5.375%	8/1/2012	(4)(Prere.)	1,250	1,411
Anaheim CA Union High School Dist. GO	5.375%	8/1/2012	(4)(Prere.)	2,235	2,523
Anaheim CA Union High School Dist. GO	5.375%	8/1/2012	(4)(Prere.)	1,000	1,129
Antioch CA Public Finance Auth. Reassessment Rev	5.000%	9/2/2013	(2)	11,705	12,336
Burbank CA Public Finance Auth	5.250%	12/1/2012	(2)	3,540	3,959
Burbank CA Public Finance Auth	5.250%	12/1/2013	(2)	4,615	5,176
Cabrillo CA Community College Dist. Rev	0.000%	8/1/2011	(3)	2,465	1,954
Cabrillo CA Community College Dist. Rev	0.000%	8/1/2012	(3)	2,525	1,899
Cabrillo CA Community College Dist. Rev	0.000%	8/1/2013	(3)	2,590	1,850
Cabrillo CA Community College Dist. Rev	0.000%	8/1/2014	(3)	2,655	1,796
California Dept. of Transp. Rev. Federal Highway Grant
Anticipation Bonds	5.000%	2/1/2008	(2)	13,500	14,413
California Dept. of Veteran Affairs Rev	4.950%	12/1/2012		2,375	2,491
California Dept. of Veteran Affairs Rev	5.050%	12/1/2013		4,030	4,227
California Dept. of Water Resources Water System Rev. (Central Valley)	5.000%	12/1/2012	(3)	3,640	4,017
California Educ. Fac. Auth. Rev. (College of Arts & Crafts)	6.875%	6/1/2014		360	427
California Educ. Fac. Auth. Rev. (College of Arts & Crafts)	6.875%	6/1/2015		380	454
California Educ. Fac. Auth. Rev. (College of Arts & Crafts)	6.875%	6/1/2016		400	482
California Educ. Fac. Auth. Rev. (Univ. of Southern California)	5.600%	10/1/2009		2,680	2,919
California GO	5.500%	6/1/2006		3,260	3,379
California GO	6.500%	2/1/2008		1,120	1,233
California GO	5.750%	12/1/2009	(3)	11,765	13,221
California GO	5.250%	10/1/2010		1,000	1,100
California GO	5.750%	10/1/2010		1,250	1,407
California GO	5.750%	2/1/2011	(3)	6,500	7,356
California GO	5.000%	6/1/2012		16,280	17,734
California GO	5.400%	12/1/2014	(1)	2,780	2,913
California GO	5.375%	4/1/2015		7,095	7,731
California GO	5.250%	2/1/2018	(1)	5,000	5,631
California GO	5.000%	3/1/2020		55,385	58,929
California GO VRDO	1.780%	3/1/2005	LOC	450	450
California GO VRDO	1.800%	3/1/2005	LOC	9,700	9,700
California GO VRDO	1.860%	3/7/2005	LOC	3,900	3,900
California Health Fac. Finance Auth. Rev. (Adventist Health System)	5.000%	3/1/2016		2,170	2,275
California Health Fac. Finance Auth. Rev. (Adventist Health System)	5.000%	3/1/2019		1,025	1,061
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	7.000%	7/1/2005	(2)	3,410	3,465
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	7.000%	7/1/2006	(2)	3,395	3,595
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.500%	7/1/2007	(1)(Prere.)	975	1,058
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.500%	7/1/2007	(1)(Prere.)	905	982
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.500%	7/1/2007	(1)(Prere.)	1,170	1,270
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.500%	7/1/2007	(1)(Prere.)	1,060	1,150
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.500%	7/1/2007	(1)(Prere.)	1,075	1,167
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.500%	7/1/2008	(1)	2,315	2,502
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.500%	7/1/2009	(1)	2,520	2,713
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.875%	7/1/2009	(2)	5,000	5,157
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.500%	7/1/2010	(1)	2,155	2,320
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.750%	7/1/2010	(1)	7,000	7,420
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.500%	7/1/2011	(1)	2,780	2,993
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.500%	7/1/2012	(1)	2,560	2,756
California Health Fac. Finance Auth. Rev. (Children's Hosp.)	6.000%	7/1/2006	(1)	1,000	1,047
California Health Fac. Finance Auth. Rev. (Kaiser Permanente)	5.250%	6/1/2009	(4)(ETM)	6,290	6,846
California Health Fac. Finance Auth. Rev. (Kaiser Permanente)	0.000%	10/1/2009	(1)	7,140	6,166
California Health Fac. Finance Auth. Rev. (Kaiser Permanente)	5.250%	10/1/2009	(2)(ETM)	10,525	11,416
California Health Fac. Finance Auth. Rev. (Kaiser Permanente)	5.250%	6/1/2010	(4)(ETM)	5,310	5,787
California Health Fac. Finance Auth. Rev. (Kaiser Permanente)	5.250%	6/1/2011	(4)(ETM)	7,250	7,908
California Health Fac. Finance Auth. Rev. (Kaiser Permanente)	5.250%	10/1/2016	(ETM)	5,000	5,431
California Health Fac. Finance Auth. Rev. (Lucile Salter Packard Hosp.)	5.000%	8/15/2014	(2)	2,280	2,481
California Health Fac. Finance Auth. Rev. (Lucile Salter Packard Hosp.)	5.000%	8/15/2015	(2)	2,245	2,425
California Health Fac. Finance Auth. Rev. (Lucile Salter Packard Hosp.)	5.000%	8/15/2016	(2)	2,515	2,703
California Health Fac. Finance Auth. Rev. (Lucile Salter Packard Hosp.)	5.000%	8/15/2017	(2)	2,630	2,811
California Health Fac. Finance Auth. Rev. (Pomona Valley Hosp.)	5.750%	7/1/2005	(1)	3,335	3,375
California Health Fac. Finance Auth. Rev. (Pomona Valley Hosp.)	5.750%	7/1/2006	(1)	2,415	2,520
California Health Fac. Finance Auth. Rev. (Pomona Valley Hosp.)	5.500%	7/1/2010	(1)	3,570	3,844
California Health Fac. Finance Auth. Rev. (Sisters of Providence)	6.000%	10/1/2009	(2)	4,490	5,070
California Health Fac. Finance Auth. Rev. (Stanford Hosp.)	5.000%	11/15/2014		2,715	2,902
California Health Fac. Finance Auth. Rev. (Stanford Hosp.)	5.000%	11/15/2015		3,000	3,185
California Health Fac. Finance Auth. Rev. (Stanford Hosp.)	5.000%	11/15/2016		6,275	6,642
California Health Fac. Finance Auth. Rev. (Summit Medical Center)	5.250%	5/1/2009	(4)	3,500	3,672
California Health Fac. Finance Auth. Rev. (Summit Medical Center)	5.250%	5/1/2011	(4)	1,700	1,784
California Health Fac. Finance Auth. Rev. (Sutter Health)	5.500%	8/15/2012	(4)	5,410	5,837
California Health Fac. Finance Auth. Rev. (Sutter Health)	5.500%	8/15/2012	(4)	3,000	3,237
California Infrastructure & Econ. Dev. Bank Rev. (Asian Art Museum)	5.500%	6/1/2010	(1)(Prere.)	1,300	1,468
California Infrastructure & Econ. Dev. Bank Rev. (Asian Art Museum)	5.500%	6/1/2010	(1)(Prere.)	2,935	3,313
California Infrastructure & Econ. Dev. Bank Rev. (Asian Art Museum)	5.500%	6/1/2010	(1)(Prere.)	2,245	2,534
California Infrastructure & Econ. Dev. Bank Rev.
(Asian Art Museum) VRDO	1.760%	3/1/2005	(1)	10,500	10,500
California Infrastructure & Econ. Dev. Bank Rev.
(Clean Water State Revolving Fund)	5.000%	10/1/2014		2,500	2,741
California Infrastructure & Econ. Dev. Bank Rev.
(Clean Water State Revolving Fund)	5.000%	10/1/2015		3,500	3,811
California Infrastructure & Econ. Dev. Bank Rev.
(Clean Water State Revolving Fund)	5.000%	10/1/2016		4,500	4,872
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.000%	10/1/2010		1,325	1,424
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.000%	10/1/2011		1,275	1,373
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.000%	10/1/2012		2,950	3,194
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.000%	10/1/2013		2,350	2,524
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.500%	10/1/2014		2,250	2,452
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.500%	10/1/2015		2,430	2,634
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.500%	10/1/2016		3,620	3,922
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.500%	10/1/2017		3,820	4,123
California Infrastructure & Econ. Dev. Bank Rev.
(Workers' Compensation)	5.250%	10/1/2013	(2)	18,000	20,206
California PCR Financing Auth. Rev. (San Diego Gas & Electric)	5.900%	6/1/2014	(1)	17,135	19,996
California PCR Financing Auth. Solid Waste Disposal Rev.
(Republic Services) PUT	5.250%	12/1/2017		5,000	5,247
California PCR Financing Auth. Solid Waste Disposal Rev.
(Republic Services) PUT	5.250%	12/1/2017		5,000	5,296
California Public Works Board Lease Rev. (California State Univ.)	5.300%	10/1/2015	(2)	6,655	7,179
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	6/1/2007		3,600	3,775
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	6/1/2008		7,085	7,537
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	6/1/2009		9,000	9,671
California Public Works Board Lease Rev. (Dept. of Corrections)	5.500%	1/1/2010	(2)	10,000	10,449
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	6/1/2010		4,000	4,325
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	6/1/2011		3,500	3,797
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	6/1/2012		5,000	5,433
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	12/1/2012	(1)	10,625	11,688
California Public Works Board Lease Rev. (Dept. of Corrections)	5.500%	1/1/2014	(2)	5,975	6,246
California Public Works Board Lease Rev. (Dept. of Corrections)	5.375%	11/1/2014	(1)	4,400	4,687
California Public Works Board Lease Rev. (Dept. of Corrections)	5.500%	6/1/2021		10,000	11,013
California Public Works Board Lease Rev. (Dept. of Corrections)	5.500%	6/1/2022		10,000	10,975
California Public Works Board Lease Rev. (Secretary of State)	6.500%	12/1/2008	(2)	5,000	5,646
California Public Works Board Lease Rev. (Univ. of California)	5.500%	9/1/2009	(2)	4,015	4,340
California Public Works Board Lease Rev. (Univ. of California)	5.375%	10/1/2016	(1)	4,750	5,118
California State Dept. of Water Resources Power Supply Rev	5.500%	5/1/2009		10,000	10,919
California State Dept. of Water Resources Power Supply Rev	5.500%	5/1/2010		3,500	3,863
California State Dept. of Water Resources Power Supply Rev	5.500%	5/1/2011		7,000	7,788
California State Dept. of Water Resources Power Supply Rev	5.250%	5/1/2012	(1)	10,000	11,133
California State Dept. of Water Resources Power Supply Rev	5.500%	5/1/2013	(2)	16,985	19,221
California State Dept. of Water Resources Power Supply Rev. VRDO	1.760%	3/1/2005	LOC	16,000	16,000
California State Dept. of Water Resources Power Supply Rev. VRDO	1.780%	3/1/2005	LOC	6,500	6,500
California State Dept. of Water Resources Power Supply Rev. VRDO	1.810%	3/7/2005	LOC	6,945	6,945
California State Dept. of Water Resources Power Supply Rev. VRDO	1.820%	3/7/2005	LOC	7,700	7,700
California State Dept. of Water Resources Power Supply Rev. VRDO	1.820%	3/7/2005	(2)	17,000	17,000
California State Econ. Recovery Bonds	5.000%	7/1/2009		37,370	40,342
California State Econ. Recovery Bonds	5.000%	7/1/2017	(3)	28,000	30,154
California State Econ. Recovery Bonds PUT	5.000%	7/1/2007		10,000	10,512
California State Econ. Recovery Bonds VRDO	1.760%	3/1/2005	LOC	9,600	9,600
California State Econ. Recovery Bonds VRDO	1.800%	3/1/2005		5,900	5,900
California State Econ. Recovery Bonds VRDO	1.800%	3/1/2005	LOC	19,900	19,900
California State Econ. Recovery Bonds VRDO	1.830%	3/7/2005	(10)	7,000	7,000
California State Econ. Recovery Bonds VRDO	1.830%	3/7/2005	(10)	1,500	1,500
California State Univ. Rev. Systemwide	5.375%	11/1/2014	(3)	5,390	6,035
California Statewide Community Dev. Auth. Multifamily Rev.
(Archstone/Seascape) PUT	5.250%	6/1/2008		2,000	2,113
California Statewide Community Dev. Auth. Rev.
(Catholic Healthcare West)	6.000%	7/1/2009		2,310	2,437
California Statewide Community Dev. Auth. Rev.
(Children's Hosp. of Los Angeles) COP	6.000%	6/1/2008	(1)	1,000	1,100
California Statewide Community Dev. Auth. Rev.
(Children's Hosp. of Los Angeles) COP	6.000%	6/1/2011	(1)	2,365	2,718
California Statewide Community Dev. Auth. Rev.
(Daughters of Charity Health)	5.250%	7/1/2011		2,400	2,589
California Statewide Community Dev. Auth. Rev.
(Daughters of Charity Health)	5.250%	7/1/2012		1,500	1,623
California Statewide Community Dev. Auth. Rev.
(Daughters of Charity Health)	5.250%	7/1/2013		1,250	1,358
California Statewide Community Dev. Auth. Rev.
(Daughters of Charity Health)	5.000%	7/1/2022		5,155	5,284
California Statewide Community Dev. Auth. Rev.
(Daughters of Charity Health)	5.250%	7/1/2024		5,000	5,229
California Statewide Community Dev. Auth. Rev.
(Daughters of Charity Health)	5.250%	7/1/2025		2,500	2,599
California Statewide Community Dev. Auth. Rev. (Irvine Apartments) PUT	4.900%	5/15/2008		1,440	1,508
California Statewide Community Dev. Auth. Rev. (Irvine Apartments) PUT	5.050%	5/15/2008		2,500	2,600
California Statewide Community Dev. Auth. Rev. (Irvine Apartments) PUT	5.250%	5/15/2013		5,545	5,773
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente) PUT	3.450%	5/1/2011		8,750	8,587
California Statewide Community Dev. Auth. Rev.
(Los Angeles Orthopedic Hosp. Foundation)	5.125%	6/1/2013	(2)	1,530	1,616
California Statewide Community Dev. Auth. Rev.
(Los Angeles Orthopedic Hosp. Foundation)	5.250%	6/1/2014	(2)	1,610	1,705
California Statewide Community Dev. Auth. Rev.
(Memorial Health Services)	6.000%	10/1/2013		6,920	7,863
California Statewide Community Dev. Auth. Rev.
(Memorial Health Services)	6.000%	10/1/2014		5,335	6,062
California Statewide Community Dev. Auth. Rev.
(Memorial Health Services)	6.000%	10/1/2015		7,780	8,840
California Statewide Community Dev. Auth. Rev. (Republic Services Inc.)	4.950%	12/1/2012		11,500	12,280
California Statewide Community Dev. Auth. Rev.
(Sherman Oaks Foundation)	5.500%	8/1/2015	(2)	4,685	5,030
California Veterans GO	4.850%	12/1/2011		1,750	1,839
California Veterans GO	5.400%	12/1/2014		4,445	4,581
Capistrano CA Unified Public Schools Rev	6.000%	9/1/2005	(2)	2,395	2,441
Chino Basin CA Regional Financing Auth. Rev.
(Muni. Water Dist. Sewer System)	6.500%	8/1/2010	(2)	3,095	3,603
Clovis CA USD GO	0.000%	8/1/2005	(3)(ETM)	5,000	4,954
Clovis CA USD GO	0.000%	8/1/2007	(3)(ETM)	15,000	14,036
Clovis CA USD GO	0.000%	8/1/2008	(3)(ETM)	14,265	12,911
Clovis CA USD GO	0.000%	8/1/2011	(3)	2,675	2,119
Clovis CA USD GO	0.000%	8/1/2012	(3)	4,715	3,543
Compton CA USD GO	5.250%	9/1/2015	(1)	1,295	1,437
Compton CA USD GO	5.250%	9/1/2016	(1)	1,460	1,615
Compton CA USD GO	5.250%	9/1/2017	(1)	1,645	1,815
Contra Costa CA (Merrithew Memorial Hosp.) COP	6.000%	11/1/2007	(1)	2,000	2,175
Culver City CA Redev. Financing Auth	5.375%	11/1/2016	(4)	3,260	3,622
El Dorado County CA Public Agency Finance Auth. Rev	5.600%	2/15/2012	(3)	3,900	4,097
El Dorado County CA Public Agency Finance Auth. Rev	5.500%	2/15/2021	(3)	2,420	2,540
Fontana CA Public Finance Auth. Subordinate Lien
Tax Allocation Rev. Bonds	5.000%	10/1/2021	(2)	2,145	2,292
Fontana CA Public Finance Auth. Subordinate Lien
Tax Allocation Rev. Bonds	5.000%	10/1/2023	(2)	2,875	3,047
Fontana CA Public Finance Auth. Subordinate Lien
Tax Allocation Rev. Bonds	5.000%	10/1/2024	(2)	3,475	3,671
Fontana CA Public Finance Auth. Subordinate Lien
Tax Allocation Rev. Bonds	5.000%	10/1/2026	(2)	4,480	4,713
Foothill/Eastern Corridor Agency California Toll Road Rev	5.250%	1/15/2013	(1)*	5,000	5,499
Foothill/Eastern Corridor Agency California Toll Road Rev	5.375%	1/15/2015	(1)*	5,000	5,502
Foothill-De Anza CA Community College Dist. GO	6.000%	8/1/2010	(Prere.)	1,235	1,428
Foothill-De Anza CA Community College Dist. GO	6.000%	8/1/2010	(Prere.)	1,150	1,329
Foothill-De Anza CA Community College Dist. GO	6.000%	8/1/2011		1,330	1,526
Fremont CA Union High School Dist. GO	5.000%	9/1/2019	(3)	6,000	6,495
Fremont CA Union High School Dist. GO	5.000%	9/1/2020	(3)	2,500	2,699
Fremont CA Union High School Dist. GO	5.000%	9/1/2021	(3)	5,000	5,368
Fremont CA Union High School Dist. GO	5.000%	9/1/2022	(3)	5,000	5,346
Fremont CA Union High School Dist. GO	5.000%	9/1/2023	(3)	1,970	2,098
Fresno CA Airport Rev	6.000%	7/1/2013	(4)	2,975	3,328
Fresno CA Airport Rev	6.000%	7/1/2015	(4)	2,290	2,561
Glendale CA School Dist. GO	5.750%	9/1/2017	(3)	3,790	4,126
Golden State Tobacco Securitization Corp. California	5.500%	6/1/2019		22,000	23,088
Imperial Irrigation Dist. of California (Electric System) COP	5.200%	11/1/2009	(1)	7,900	8,679
Intermodal Container Transfer Fac. Joint Power Auth. California Rev	5.000%	11/1/2010	(2)	1,470	1,609
Intermodal Container Transfer Fac. Joint Power Auth. California Rev	5.000%	11/1/2011	(2)	1,665	1,831
Intermodal Container Transfer Fac. Joint Power Auth. California Rev	5.125%	11/1/2012	(2)	2,540	2,814
Intermodal Container Transfer Fac. Joint Power Auth. California Rev	5.125%	11/1/2013	(2)	1,870	2,076
Irvine CA Public Fac. & Infrastructure Auth. Assessment Rev	4.600%	9/2/2015	(2)	2,925	3,023
Irvine CA Public Fac. & Infrastructure Auth. Assessment Rev	4.700%	9/2/2016	(2)	3,045	3,147
Irvine CA Ranch Water Dist. Rev. VRDO	1.770%	3/1/2005	LOC	3,800	3,800
Irvine CA USD VRDO	1.770%	3/1/2005	LOC	6,700	6,700
Kings River Conservation Dist. CA COP	5.000%	5/1/2013		2,315	2,491
Kings River Conservation Dist. CA COP	5.000%	5/1/2014		3,500	3,778
Kings River Conservation Dist. CA COP	5.000%	5/1/2015		2,000	2,157
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/2015	(3)	1,040	1,158
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/2016	(3)	1,200	1,335
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/2017	(3)	1,380	1,533
Long Beach CA Finance Auth. Lease Rev	6.000%	11/1/2009	(2)	3,735	4,233
Long Beach CA Finance Auth. Lease Rev	6.000%	11/1/2010	(2)	3,860	4,425
Long Beach CA Finance Auth. Lease Rev	6.000%	11/1/2017	(2)	3,670	4,305
Long Beach CA Finance Auth. Lease Rev. (Aquarium of the South Pacific)	5.500%	11/1/2014	(2)	3,435	3,865
Long Beach CA Finance Auth. Lease Rev. (Rainbow Harbor)	5.250%	5/1/2014	(2)	2,035	2,222
Long Beach CA Harbor Rev	4.000%	5/15/2008	(3)	6,820	7,023
Long Beach CA Harbor Rev	5.500%	5/15/2008		8,095	8,685
Long Beach CA Harbor Rev	6.000%	5/15/2009	(3)	2,770	3,072
Long Beach CA Harbor Rev	6.000%	5/15/2010	(3)	3,200	3,596
Long Beach CA Harbor Rev	6.000%	5/15/2011	(3)	1,000	1,134
Long Beach CA Harbor Rev	5.000%	5/15/2012	(3)	7,100	7,667
Long Beach CA Harbor Rev	5.750%	5/15/2012		10,050	11,073
Long Beach CA Harbor Rev	6.000%	5/15/2012	(3)	4,000	4,568
Long Beach CA Harbor Rev	6.000%	5/15/2013	(3)	6,700	7,701
Long Beach CA Harbor Rev	6.000%	5/15/2014	(3)	7,405	8,570
Los Angeles CA Community College Dist. GO	5.500%	8/1/2013	(1)	6,250	7,014
Los Angeles CA Convention & Exhibit Center Auth. Lease Rev	6.000%	8/15/2010	(1)	10,975	12,543
Los Angeles CA Convention & Exhibit Center Auth. Lease Rev	6.125%	8/15/2011	(1)	1,300	1,511
Los Angeles CA COP	5.000%	4/1/2014	(2)	1,435	1,564
Los Angeles CA COP	5.000%	4/1/2015	(2)	1,560	1,670
Los Angeles CA COP	5.000%	4/1/2016	(2)	1,725	1,838
Los Angeles CA COP	5.000%	4/1/2018	(2)	1,950	2,061
Los Angeles CA Dept. of Airports International Airport Rev	5.000%	5/15/2011	(1)	13,255	14,541
Los Angeles CA Dept. of Airports International Airport Rev	5.000%	5/15/2013	(1)	10,500	11,543
Los Angeles CA Dept. of Water & Power Rev	5.000%	7/1/2009		5,650	6,140
Los Angeles CA Dept. of Water & Power Rev	5.125%	10/15/2013	(1)(ETM)	3,500	3,783
Los Angeles CA Dept. of Water & Power Rev	5.250%	7/1/2015	(1)	4,600	5,057
Los Angeles CA Dept. of Water & Power Rev	5.000%	10/15/2015	(1)(ETM)	10,000	10,726
Los Angeles CA Dept. of Water & Power Rev	5.000%	10/15/2017	(1)(ETM)	7,600	8,136
Los Angeles CA Dept. of Water & Power Rev. VRDO	1.810%	3/7/2005		5,800	5,800
Los Angeles CA Dept. of Water & Power Rev. VRDO	1.830%	3/7/2005		2,000	2,000
Los Angeles CA GO	5.250%	9/1/2012	(3)	2,000	2,241
Los Angeles CA Harbor Dept. Rev	5.500%	8/1/2007		3,000	3,134
Los Angeles CA Harbor Dept. Rev	5.250%	11/1/2008		4,195	4,376
Los Angeles CA Harbor Dept. Rev	5.500%	8/1/2010	(2)	2,750	3,022
Los Angeles CA Harbor Dept. Rev	5.875%	8/1/2010		6,000	6,290
Los Angeles CA Harbor Dept. Rev	5.900%	8/1/2011		7,385	7,745
Los Angeles CA Harbor Dept. Rev	5.500%	8/1/2015	(2)	1,625	1,776
Los Angeles CA Muni. Improvement Corp. Lease Rev	5.000%	9/1/2012	(3)	7,480	8,226
Los Angeles CA USD GO	5.250%	7/1/2009	(1)(Prere.)	5,175	5,724
Los Angeles CA USD GO	5.625%	7/1/2009	(1)(Prere.)	5,000	5,607
Los Angeles CA USD GO	5.625%	7/1/2009	(1)(Prere.)	5,000	5,607
Los Angeles CA USD GO	5.625%	7/1/2009	(1)(Prere.)	6,615	7,418
Los Angeles CA USD GO	5.500%	7/1/2010	(3)(Prere.)	9,160	10,272
Los Angeles CA USD GO	5.500%	7/1/2011	(1)	16,525	18,680
Los Angeles CA USD GO	5.500%	7/1/2012	(1)	5,240	5,946
Los Angeles CA USD GO	6.000%	7/1/2012	(3)	1,470	1,713
Los Angeles CA USD GO	6.000%	7/1/2013	(3)	3,745	4,399
Los Angeles CA USD GO	6.000%	7/1/2014	(3)	1,440	1,704
Los Angeles CA USD GO	5.000%	7/1/2016	(4)	3,000	3,248
Los Angeles CA USD GO	5.000%	7/1/2017	(4)	5,000	5,387
Los Angeles County CA Capital Asset Leasing Corp. Rev	6.000%	12/1/2011	(2)	2,360	2,738
Los Angeles County CA Capital Asset Leasing Corp. Rev	6.000%	12/1/2013	(2)	2,760	3,245
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev	5.500%	7/1/2005	(2)(Prere.)	1,500	1,547
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev	6.000%	7/1/2011	(2)	2,745	3,178
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev	5.250%	7/1/2014	(1)	7,000	7,460
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev	5.250%	7/1/2014	(4)	14,000	15,566
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev	5.000%	7/1/2016	(4)	8,410	9,107
Los Angeles County CA Public Works Financing Auth. Rev	5.000%	10/1/2007	(1)(Prere.)	10,000	10,580
Los Angeles County CA Public Works Financing Auth. Rev	5.125%	9/1/2008	(1)	3,555	3,759
Los Angeles County CA Public Works Financing Auth. Rev	5.000%	12/1/2014	(1)	24,180	26,614
Los Angeles County CA Public Works Financing Auth. Rev	5.250%	9/1/2015	(1)	1,000	1,056
Los Angeles County CA Public Works Financing Auth. Rev	5.000%	10/1/2015	(4)	10,000	11,024
Los Angeles County CA Public Works Financing Auth. Rev	5.000%	12/1/2015	(1)	8,540	9,423
Los Angeles County CA Public Works Financing Auth. Rev	5.250%	10/1/2016	(4)	4,000	4,532
Los Angeles County CA Public Works Financing Auth. Rev	5.250%	10/1/2017	(4)	7,000	7,940
Los Angeles County CA Public Works Financing Auth. Rev	5.250%	10/1/2019	(4)	7,500	8,520
Los Angeles County CA Schools COP	0.000%	8/1/2011	(2)	1,945	1,530
Los Angeles County CA Schools COP	0.000%	8/1/2013	(2)	2,010	1,422
Metro. Water Dist. of Southern California Rev	8.000%	7/1/2008	(ETM)	2,000	2,335
Metro. Water Dist. of Southern California Rev	5.000%	7/1/2012		21,495	23,639
Metro. Water Dist. of Southern California Rev. VRDO	1.820%	3/7/2005		7,300	7,300
Modesto CA Irrigation Dist. COP	5.000%	7/1/2017	(1)	3,165	3,385
Modesto CA Irrigation Dist. Finance Auth. Rev	5.125%	9/1/2015	(2)	4,365	4,691
Mojave CA Water Agency COP	5.450%	9/1/2007	(1)(Prere.)	6,150	6,642
Mount San Antonio California Community College Dist	5.000%	8/1/2011	(1)	1,130	1,246
MSR California Public Power Agency Rev. (San Juan Project)	5.000%	7/1/2013	(1)	1,500	1,637
MSR California Public Power Agency Rev. (San Juan Project)	5.375%	7/1/2013	(1)	2,500	2,666
MSR California Public Power Agency Rev. (San Juan Project)	6.750%	7/1/2020	(1)(ETM)	2,625	3,199
MSR California Public Power Agency Rev. (San Juan Project) VRDO	1.760%	3/1/2005	(1)	4,000	4,000
Mt. Diablo CA USD GO	5.000%	8/1/2015	(4)	2,110	2,281
Mt. Diablo CA USD GO	5.000%	8/1/2016	(4)	2,210	2,389
Natomas CA USD COP PUT	5.000%	2/1/2010	(2)	6,895	7,451
New Haven CA USD GO	12.000%	8/1/2012	(4)	3,440	5,309
New Haven CA USD GO	12.000%	8/1/2015	(4)	2,905	4,906
Newark CA USD GO	0.000%	8/1/2010	(4)	1,000	830
North City West CA Community Dist	6.000%	9/1/2005	(4)	1,510	1,539
North City West CA Community Dist	6.000%	9/1/2006	(4)	1,600	1,684
North City West CA Community Dist	6.000%	9/1/2007	(4)	1,695	1,815
North City West CA Community Dist	5.750%	9/1/2015	(4)	2,000	2,130
Northern California Power Agency Rev	5.250%	8/1/2015	(2)	2,000	2,162
Oakland CA COP	5.000%	4/1/2011	(2)	1,855	2,030
Oakland CA COP	5.000%	4/1/2012	(2)	3,145	3,446
Oakland CA Joint Powers Financing Auth. Lease Rev.
(Oakland Convention Center)	5.500%	10/1/2012	(2)	3,000	3,400
Oakland CA Joint Powers Financing Auth. Lease Rev.
(Oakland Convention Center)	5.500%	10/1/2013	(2)	1,500	1,708
Oakland CA Redev. Agency (Central Dist.)	5.500%	9/1/2013	(3)	3,990	4,511
Oakland CA Redev. Agency (Central Dist.)	5.500%	9/1/2015	(3)	3,790	4,222
Oakland CA Redev. Agency (Central Dist.)	5.500%	9/1/2016	(3)	6,210	6,906
Orange County CA Airport Rev	6.000%	7/1/2005	(1)	4,020	4,070
Orange County CA Airport Rev	6.000%	7/1/2006	(1)	9,565	9,991
Orange County CA Airport Rev	5.375%	7/1/2009	(1)	1,950	2,082
Orange County CA Airport Rev	5.000%	7/1/2011	(4)	3,165	3,476
Orange County CA Airport Rev	5.500%	7/1/2011	(1)	3,580	3,833
Orange County CA Airport Rev	5.000%	7/1/2017	(4)	1,725	1,849
Orange County CA Airport Rev	5.000%	7/1/2018	(4)	1,500	1,602
Orange County CA Dev. Agency Tax Allocation	5.250%	9/1/2014	(1)	1,415	1,570
Orange County CA Dev. Agency Tax Allocation	5.250%	9/1/2015	(1)	1,485	1,639
Orange County CA Dev. Agency Tax Allocation	5.375%	9/1/2016	(1)	1,570	1,746
Orange County CA Local Transp. Auth. Sales Tax Rev	5.000%	2/15/2011	(2)	3,250	3,568
Orange County CA Local Transp. Auth. Sales Tax Rev	5.700%	2/15/2011	(2)	15,445	17,527
Orange County CA Recovery COP	6.000%	7/1/2008	(1)	10,980	12,122
Orange County CA Recovery COP	6.000%	6/1/2010	(1)	3,800	4,340
Palomar Pomerado Health System California Rev	5.375%	11/1/2010	(1)	2,670	2,918
Palomar Pomerado Health System California Rev	5.375%	11/1/2012	(1)	7,080	7,709
Pasadena CA COP (City Hall & Park Improvement Project) VRDO	1.830%	3/7/2005	(2)	4,000	4,000
Pasadena CA Electric Rev	5.000%	6/1/2017	(1)	2,320	2,501
Pasadena CA Electric Rev	5.000%	6/1/2018	(1)	2,535	2,730
Pomona CA Single Family Mortgage Rev	7.600%	5/1/2023	(ETM)	13,000	17,254
Port of Oakland CA Rev	5.500%	11/1/2009	(3)	1,000	1,097
Port of Oakland CA Rev	5.375%	11/1/2010	(1)	9,000	9,655
Port of Oakland CA Rev	5.500%	11/1/2010	(3)	8,805	9,672
Port of Oakland CA Rev	5.000%	11/1/2011	(3)	5,160	5,680
Port of Oakland CA Rev	5.500%	11/1/2011	(1)	5,850	6,296
Port of Oakland CA Rev	5.000%	11/1/2012	(3)	2,650	2,917
Port of Oakland CA Rev	5.000%	11/1/2012	(1)	7,020	7,602
Port of Oakland CA Rev	5.250%	11/1/2013	(3)	7,150	7,959
Port of Oakland CA Rev	5.000%	11/1/2014	(1)	8,090	8,649
Port of Oakland CA Rev	5.250%	11/1/2014	(3)	5,000	5,571
Port of Oakland CA Rev	5.250%	11/1/2015	(3)	5,000	5,535
Port of Oakland CA Rev	5.250%	11/1/2016	(3)	6,300	6,974
Rancho CA Water Dist. Finance Auth. Rev	5.875%	11/1/2010	(3)	3,000	3,130
Rancho Cucamonga CA Redev. Agency Tax Allocation (Rancho Redev.)	5.000%	9/1/2010	(2)	3,820	4,181
Rancho Cucamonga CA Redev. Agency Tax Allocation (Rancho Redev.)	5.000%	9/1/2011	(2)	1,520	1,671
Rancho Cucamonga CA Redev. Agency Tax Allocation (Rancho Redev.)	5.000%	9/1/2015	(2)	2,835	3,097
Rancho Cucamonga CA Redev. Agency Tax Allocation (Rancho Redev.)	5.000%	9/1/2016	(2)	5,100	5,542
Redding CA Electric System COP	5.375%	6/1/2014	(2)	1,500	1,586
Redding CA Electric System COP	5.375%	6/1/2015	(2)	1,500	1,581
Redding CA Electric System COP	5.375%	6/1/2016	(2)	2,080	2,191
Riverside CA Electric Rev	5.375%	10/1/2013	(2)	5,895	6,402
Riverside County CA Mortgage Rev	8.350%	6/1/2013	(ETM)	6,650	8,719
Roseville CA Water Util. Rev. COP	5.200%	12/1/2015	(3)	5,000	5,340
Sacramento CA Cogeneration Auth. Rev	5.250%	7/1/2011	(1)	4,730	5,094
Sacramento CA Cogeneration Auth. Rev	5.250%	7/1/2014	(1)	5,500	5,944
Sacramento CA Cogeneration Auth. Rev	5.250%	7/1/2015	(1)	5,755	6,210
Sacramento CA Cogeneration Auth. Rev	5.000%	7/1/2017	(1)	4,760	5,076
Sacramento CA County Sanitation Dist. Financing Auth	6.000%	12/1/2013		2,500	2,883
Sacramento CA County Sanitation Dist. Financing Auth	6.000%	12/1/2015		2,500	2,875
Sacramento CA Financing Auth. Lease Rev	5.000%	11/1/2014	(1)	4,170	4,598
Sacramento CA Financing Auth. Lease Rev	5.375%	12/1/2014	(4)	6,025	6,778
Sacramento CA Muni. Util. Dist. Rev	6.250%	8/15/2010	(1)	28,000	31,643
Sacramento CA Muni. Util. Dist. Rev	5.000%	11/15/2012	(1)	2,185	2,415
Sacramento CA Muni. Util. Dist. Rev	5.100%	7/1/2013	(2)	2,850	3,054
Sacramento CA Muni. Util. Dist. Rev	5.250%	8/15/2013	(4)	1,000	1,108
Sacramento CA Muni. Util. Dist. Rev	5.250%	8/15/2014	(4)	2,500	2,765
Sacramento CA Muni. Util. Dist. Rev	5.125%	7/1/2015	(1)	8,270	8,822
Sacramento CA Muni. Util. Dist. Rev	5.250%	7/1/2024	(2)	10,000	11,238
Sacramento County CA Airport Rev	5.000%	7/1/2013	(4)	1,005	1,072
Sacramento County CA Airport Rev	5.250%	7/1/2014	(4)	1,060	1,141
Sacramento County CA Airport Rev	5.250%	7/1/2017	(4)	1,230	1,311
Sacramento County CA Public Fac. Finance Corp. COP
(Main Detention Fac.)	5.500%	6/1/2010	(1)(ETM)	5,500	5,960
Sacramento County CA Water Financing Auth. Rev. Agency Zones	5.000%	6/1/2015	(2)	1,235	1,346
Salinas Valley CA Solid Waste Auth. Rev	5.625%	8/1/2014	(2)	1,085	1,192
Salinas Valley CA Solid Waste Auth. Rev	5.625%	8/1/2015	(2)	1,150	1,275
Salinas Valley CA Solid Waste Auth. Rev	5.625%	8/1/2016	(2)	1,215	1,347
Salinas Valley CA Solid Waste Auth. Rev	5.625%	8/1/2017	(2)	1,285	1,424
Salinas Valley CA Solid Waste Auth. Rev	5.625%	8/1/2018	(2)	1,360	1,507
San Bernardino County CA Justice Center and Airport COP	5.000%	7/1/2014	(1)	5,585	6,131
San Bernardino County CA Medical Center COP	5.500%	8/1/2006	(1)	8,500	8,865
San Bernardino County CA Medical Center COP	5.500%	8/1/2007	(1)	5,000	5,344
San Bernardino County CA Medical Center COP	5.500%	8/1/2017	(1)	5,250	5,907
San Bernardino County CA Medical Center COP	6.500%	8/1/2017	(1)	5,000	6,087
San Diego CA Financing Auth. Lease Rev	5.250%	4/1/2012	(2)	3,000	3,243
San Diego CA Financing Auth. Lease Rev	5.250%	4/1/2014	(2)	5,680	6,163
San Diego CA USD GO	0.000%	7/1/2009	(3)	6,270	5,463
San Diego CA USD GO	0.000%	7/1/2014	(3)	3,400	2,308
San Diego CA USD GO	5.500%	7/1/2017	(1)	2,895	3,354
San Diego CA USD GO	5.500%	7/1/2020	(1)	11,390	13,277
San Diego CA Water Auth. Rev. COP	5.250%	5/1/2015	(3)	6,215	6,977
San Diego CA Water Auth. Rev. COP	5.250%	5/1/2016	(3)	7,880	8,897
San Diego CA Water Auth. Rev. COP	5.250%	5/1/2017	(3)	14,005	15,837
San Diego CA Water Auth. Rev. COP	5.250%	5/1/2018	(3)	14,690	16,730
San Diego CA Water Auth. Rev. COP	5.250%	5/1/2021	(3)	6,725	7,683
San Diego CA Water Auth. Rev. COP	5.250%	5/1/2022	(3)	7,075	8,088
San Diego County CA COP	5.000%	2/1/2022	(2)	2,000	2,122
San Diego County CA COP	5.000%	2/1/2024	(2)	1,500	1,580
San Diego County CA COP	5.000%	2/1/2026	(2)	1,000	1,049
San Francisco CA Bay Area Rapid Transit Rev	5.550%	7/1/2005	(3)(Prere.)	2,260	2,309
San Francisco CA City & County COP (San Bruno Jail)	5.250%	10/1/2014	(2)	2,860	3,129
San Francisco CA City & County COP (San Bruno Jail)	5.125%	10/1/2017	(2)	1,000	1,083
San Francisco CA City & County Finance Corp. Lease Rev.
(Moscone Center Expansion) VRDO	1.800%	3/7/2005	(2)	3,980	3,980
San Francisco CA City & County International Airport Rev	5.500%	5/1/2008	(4)	3,000	3,213
San Francisco CA City & County International Airport Rev	6.250%	5/1/2008	(1)	2,190	2,392
San Francisco CA City & County International Airport Rev	5.500%	5/1/2009	(4)	3,110	3,342
San Francisco CA City & County International Airport Rev	5.500%	5/1/2009	(1)	2,945	3,164
San Francisco CA City & County International Airport Rev	5.500%	5/1/2009	(4)	3,000	3,231
San Francisco CA City & County International Airport Rev	5.500%	5/1/2010	(3)	2,000	2,173
San Francisco CA City & County International Airport Rev	5.500%	5/1/2010	(1)	4,335	4,746
San Francisco CA City & County International Airport Rev	5.500%	5/1/2010	(4)	2,020	2,178
San Francisco CA City & County International Airport Rev	5.500%	5/1/2010	(4)	3,280	3,506
San Francisco CA City & County International Airport Rev	5.250%	5/1/2011	(3)	4,150	4,453
San Francisco CA City & County International Airport Rev	5.000%	5/1/2012	(3)	2,065	2,194
San Francisco CA City & County International Airport Rev	5.250%	5/1/2012	(3)	4,380	4,700
San Francisco CA City & County International Airport Rev	5.500%	5/1/2012	(4)	3,650	3,913
San Francisco CA City & County International Airport Rev	5.000%	5/1/2013	(3)	2,230	2,358
San Francisco CA City & County International Airport Rev	5.250%	5/1/2013	(1)	2,430	2,683
San Francisco CA City & County International Airport Rev	5.250%	5/1/2013	(2)	3,570	3,798
San Francisco CA City & County International Airport Rev	5.000%	5/1/2014	(3)	2,340	2,464
San Francisco CA City & County International Airport Rev	5.250%	5/1/2014	(1)	3,185	3,490
San Francisco CA City & County International Airport Rev	5.500%	5/1/2014	(4)	4,065	4,352
San Francisco CA City & County International Airport Rev	5.250%	5/1/2015	(1)	4,015	4,393
San Francisco CA City & County Redev. Agency Lease Rev.
(Moscone Center)	5.000%	7/1/2016	(4)	3,270	3,496
San Francisco CA City & County Water Rev	5.000%	11/1/2017	(1)	4,865	5,264
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev	0.000%	1/15/2006	(1)	10,000	9,791
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev	0.000%	1/15/2011	(1)	7,140	5,781
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev	0.000%	1/15/2014	(1)	5,500	3,809
San Jose CA Airport Rev	5.375%	3/1/2013	(4)	4,945	5,525
San Jose CA Airport Rev	5.375%	3/1/2014	(4)	7,550	8,366
San Jose CA Airport Rev	5.375%	3/1/2015	(4)	7,950	8,849
San Jose CA Financing Auth. Lease Rev	5.000%	9/1/2013	(1)	9,570	10,425
San Jose CA Redev. Agency	5.250%	8/1/2014	(1)	5,000	5,603
San Jose CA Redev. Agency	5.250%	8/1/2013	(1)	5,000	5,594
San Jose CA USD GO	5.500%	8/1/2012	(3)	1,930	2,168
San Jose CA USD GO	5.500%	8/1/2013	(3)	1,950	2,185
San Jose CA USD GO	5.250%	8/1/2014	(4)	2,540	2,808
San Jose CA USD GO	5.600%	8/1/2014	(3)	2,685	3,023
San Jose CA USD GO	5.250%	8/1/2015	(4)	2,790	3,070
San Jose CA USD GO	5.600%	8/1/2015	(3)	2,745	3,084
San Mateo CA Redev. Auth. Tax Allocation	4.750%	8/1/2011		1,255	1,333
San Mateo CA Redev. Auth. Tax Allocation	5.000%	8/1/2012		1,000	1,066
San Mateo CA Redev. Auth. Tax Allocation	5.200%	8/1/2015		2,045	2,167
San Mateo CA Redev. Auth. Tax Allocation	5.250%	8/1/2016		2,225	2,360
San Mateo CA Union High School Dist. GO	0.000%	9/1/2010	(3)	1,200	993
San Mateo CA Union High School Dist. GO	0.000%	9/1/2012	(3)	1,180	885
San Mateo CA Union High School Dist. GO	0.000%	9/1/2013	(3)	1,715	1,220
San Mateo CA Union High School Dist. GO	0.000%	9/1/2014	(3)	1,500	1,011
San Mateo County CA Community College Dist. GO	5.375%	9/1/2015	(3)	1,300	1,449
San Mateo County CA Community College Dist. GO	5.375%	9/1/2018	(3)	1,515	1,682
San Mateo County CA Transp. Dist. Sales Tax Rev	5.250%	6/1/2013	(4)	1,865	2,029
San Mateo County CA Transp. Dist. Sales Tax Rev	5.250%	6/1/2014	(4)	4,275	4,671
San Ramon Valley CA USD GO	0.000%	7/1/2007	(3)	3,950	3,700
Santa Ana CA Community Redev. Agency Tax Allocation
(South Main Street)	5.000%	9/1/2018	(3)	2,685	2,869
Santa Ana CA Finance Auth. Rev	5.375%	9/1/2009	(1)	3,040	3,332
Santa Ana CA Finance Auth. Rev	5.375%	9/1/2010	(1)	1,600	1,756
Santa Barbara County CA COP	5.250%	12/1/2012	(2)	1,000	1,118
Santa Barbara County CA COP	5.250%	12/1/2013	(2)	2,355	2,623
Santa Barbara County CA COP	5.250%	12/1/2015	(2)	1,065	1,180
Santa Barbara County CA COP	5.250%	12/1/2016	(2)	1,760	1,945
Santa Clara CA Electric Rev	5.250%	7/1/2017	(1)	1,475	1,626
Santa Clara CA Electric Rev	5.250%	7/1/2018	(1)	1,720	1,892
Santa Clara County CA Financing Auth. Lease Rev	7.750%	11/15/2010	(2)	4,500	5,551
Santa Clara County CA Financing Auth. Lease Rev	5.500%	5/15/2011	(2)	4,535	5,062
Santa Clara County CA Financing Auth. Lease Rev	7.750%	11/15/2011	(2)	1,000	1,258
Santa Clara County CA Financing Auth. Lease Rev	5.500%	5/15/2012	(2)	4,785	5,360
Santa Clara Valley CA Transp. Auth. Rev. PUT	5.500%	10/2/2006	(2)	14,000	14,603
Santa Margarita/Dana Point CA Auth. Rev	5.500%	8/1/2008	(2)	3,345	3,614
Santa Margarita/Dana Point CA Auth. Rev	5.500%	8/1/2009	(2)	3,860	4,172
Santa Margarita/Dana Point CA Auth. Rev	7.250%	8/1/2009	(1)	2,000	2,354
Santa Margarita/Dana Point CA Auth. Rev	5.500%	8/1/2010	(2)	2,245	2,426
Santa Margarita/Dana Point CA Auth. Rev	7.250%	8/1/2010	(1)	4,630	5,565
South Orange County CA Public Finance Auth. Rev	7.000%	9/1/2005	(1)	3,440	3,522
South Orange County CA Public Finance Auth. Rev	7.000%	9/1/2008	(1)	5,610	6,387
South Orange County CA Public Finance Auth. Rev	7.000%	9/1/2009	(1)	5,000	5,839
South Orange County CA Public Finance Auth. Rev	7.000%	9/1/2010	(1)	3,300	3,927
South Orange County CA Public Finance Auth. Rev	7.000%	9/1/2011	(1)	3,490	4,226
South Orange County CA Public Finance Auth. Rev	5.375%	8/15/2012	(4)	5,605	6,146
South Orange County CA Public Finance Auth. Rev	5.250%	8/15/2013	(2)	2,290	2,471
Southern California Public Power Auth. Rev. (San Juan Unit)	5.500%	1/1/2013	(4)	3,500	3,969
Southern California Public Power Auth. Rev.
(Transmission Project) VRDO	1.810%	3/7/2005	(2)LOC	2,300	2,300
Tamalpais CA Union High School Dist. GO	5.000%	8/1/2015	(4)	1,855	2,005
Tamalpais CA Union High School Dist. GO	5.000%	8/1/2016	(4)	1,930	2,086
Tamalpais CA Union High School Dist. GO	5.000%	8/1/2017	(4)	2,015	2,176
Temecula Valley CA USD	6.000%	8/1/2005	(4)	1,000	1,016
Temecula Valley CA USD	6.000%	8/1/2008	(4)	1,370	1,517
Tri-City CA Hosp. Dist	5.500%	2/15/2008	(1)	3,805	3,983
Tri-City CA Hosp. Dist	5.500%	2/15/2009	(1)	2,665	2,790
Tri-City CA Hosp. Dist	5.625%	2/15/2011	(1)	2,970	3,113
Tri-City CA Hosp. Dist	5.625%	2/15/2012	(1)	1,880	1,970
Tulare County CA COP	5.000%	8/15/2015	(1)	6,460	7,076
Univ. of California Rev. (Multiple Purpose Project)	5.000%	9/1/2013		1,000	1,075
Univ. of California Rev. (Multiple Purpose Project)	5.125%	9/1/2013	(3)	3,150	3,419
Univ. of California Rev. (Multiple Purpose Project)	5.000%	9/1/2014		8,485	9,122
Univ. of California Rev. (San Diego Medical Center)	5.125%	12/1/2014	(4)	4,290	4,684
Univ. of California Rev. (San Diego Medical Center)	5.125%	12/1/2015	(4)	4,515	4,917
Ventura County CA Community College Dist. GO	5.000%	8/1/2016	(1)	3,100	3,364
Ventura County CA Community College Dist. GO	5.000%	8/1/2017	(1)	2,300	2,488
Ventura County CA COP Public Finance Auth	5.375%	8/15/2013	(4)	4,320	4,699
Vista CA USD GO	5.375%	8/1/2015	(4)	1,500	1,679
Vista CA USD GO	5.375%	8/1/2016	(4)	1,885	2,097
Vista CA USD GO	5.375%	8/1/2017	(4)	1,615	1,794
Whittier CA Insured Health Fac. Rev. (Presbyterian Hosp.)	6.000%	6/1/2005	(1)	3,675	3,711
Outside California:
Guam International Airport Auth. Rev	5.000%	10/1/2008	(1)	4,915	5,220
Guam International Airport Auth. Rev	5.000%	10/1/2010	(1)	6,050	6,501
Guam International Airport Auth. Rev	5.000%	10/1/2011	(1)	6,400	6,886
Puerto Rico Aqueduct & Sewer Auth. Rev	6.000%	7/1/2009	(1)	5,250	5,898
Puerto Rico Aqueduct & Sewer Auth. Rev	6.250%	7/1/2012	(1)	1,000	1,182
Puerto Rico Electric Power Auth. Rev	6.500%	7/1/2005	(1)	5,500	5,580
Puerto Rico Electric Power Auth. Rev	5.000%	7/1/2010		7,500	8,093
Puerto Rico Electric Power Auth. Rev	5.750%	7/1/2010	(4)(Prere.)	4,000	4,531
Puerto Rico Electric Power Auth. Rev	5.750%	7/1/2010	(4)(Prere.)	2,700	3,058
Puerto Rico Electric Power Auth. Rev	5.000%	7/1/2011		12,500	13,550
Puerto Rico Electric Power Auth. Rev	5.500%	7/1/2011	(4)	6,050	6,762
Puerto Rico Electric Power Auth. Rev	6.000%	7/1/2012	(1)	8,235	9,615
Puerto Rico GO	4.000%	7/1/2007		3,510	3,602
Puerto Rico GO	4.000%	7/1/2007	(ETM)	555	573
Puerto Rico GO	5.000%	7/1/2008	(ETM)	500	536
Puerto Rico GO	5.000%	7/1/2008		3,215	3,418
Puerto Rico GO	6.500%	7/1/2011	(1)	2,500	2,959
Puerto Rico Highway & Transp. Auth. Rev	5.250%	7/1/2009		10,000	10,820
Puerto Rico Highway & Transp. Auth. Rev	5.250%	7/1/2010		5,000	5,456
Puerto Rico Highway &Transp. Auth. Rev	5.500%	7/1/2013	(1)	2,250	2,543
Puerto Rico Highway & Transp. Auth. Rev. VRDO	1.830%	3/7/2005	(2)	1,000	1,000
Puerto Rico Housing Finance Corp. Home Mortgage Rev	4.450%	6/1/2027		6,700	6,775
Puerto Rico Muni. Finance Agency	5.625%	8/1/2010	(4)	17,775	19,811
Puerto Rico Muni. Finance Agency	5.750%	8/1/2011	(4)	7,750	8,681
Puerto Rico Muni. Finance Agency	5.750%	8/1/2011	(4)	13,560	15,189
Puerto Rico Public Buildings Auth. Govt. Fac. Rev	5.250%	7/1/2009		11,345	12,276
Puerto Rico Public Finance Corp. PUT	5.750%	2/1/2012	LOC	20,000	22,226
Univ. of Puerto Rico Rev	5.750%	6/1/2012	(1)	2,000	2,249
Univ. of Puerto Rico Rev	5.200%	6/1/2016	(1)	1,215	1,328
Univ. of Puerto Rico Rev	5.750%	6/1/2016	(1)	1,000	1,122
Virgin Islands Public Finance Auth. Rev	5.000%	10/1/2007		1,500	1,569
Virgin Islands Public Finance Auth. Rev	5.250%	10/1/2015		2,200	2,391

TOTAL MUNICIPAL BONDS
(Cost $2,670,767)					2,756,582

OTHER ASSETS AND LIABILITIES - NET (-3.3%)					(88,517)

NET ASSETS (100%)					$2,668,065

*Securities with an aggregate value of $7,702,000 have been segregated as initial margin for open futures contracts.

KEY TO ABBREVIATIONS

BAN — Bond Anticipation Note.
COP — Certificate of Participation.
CP — Commercial Paper.
FR — Floating Rate.
GAN — Grant Anticipation Note.
GO — General Obligation Bond.
IDA — Industrial Development Authority Bond.
IDR — Industrial Development Revenue Bond.
PCR — Pollution Control Revenue Bond.
PUT — Put Option Obligation.
RAN — Revenue Anticipation Note.
TAN — Tax Anticipation Note.
TOB — Tender Option Bond.
TRAN — Tax Revenue Anticipation Note.
UFSD — Union Free School District.
USD — United School District.
VRDO — Variable Rate Demand Obligation.
(ETM) — Escrowed to Maturity.
(Prere.) — Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty)
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At February 28, 2005, the cost of investment securities for tax purposes was $2,685,694,000. Net unrealized appreciation of investment securities for tax purposes was $70,888,000, consisting of unrealized gains of $78,238,000 on securities that had risen in value since their purchase and $7,350,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At February 28, 2005, the aggregate settlement value of open futures contracts expiring in June 2005, and the related unrealized appreciation (depreciation) were:

(000)
	Number	Aggregate	Unrealized
	of	Settlement	Appreciation
Futures Contracts	Long (Short) Contracts	Value	(Depreciation)

10-Year U.S. Treasury Note	300	$32,963	($250)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CALIFORNIA TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	April 15, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CALIFORNIA TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	April 15, 2005

VANGUARD CALIFORNIA TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	April 15, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.